PROVISION FOR RECLAMATION AND REHABILITATION - Disclosure of detailed information about provision for reclamation and rehabilitation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	$ 8,876	$ 8,403
Accretion	262	374
Disposals	(4,615)
Change in estimates during the year	2,874	99
Provision for reclamation and rehabilitation, ending balance	7,397	8,876
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	2,221	2,182
Accretion	100	39
Disposals	0
Change in estimates during the year	1,676	0
Provision for reclamation and rehabilitation, ending balance	3,997	2,221
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	1,977	1,848
Accretion	83	30
Disposals	0
Change in estimates during the year	1,177	99
Provision for reclamation and rehabilitation, ending balance	3,237	1,977
El Cubo, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	4,545	4,249
Accretion	70	296
Disposals	(4,615)
Change in estimates during the year	0	0
Provision for reclamation and rehabilitation, ending balance	0	4,545
El Compas, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Provision for reclamation and rehabilitation, beginning balance	133	124
Accretion	9	9
Disposals	0
Change in estimates during the year	21	0
Provision for reclamation and rehabilitation, ending balance	$ 163	$ 133